LOANS AND BORROWINGS - Particulars of unsecured long-term loans and borrowings (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2017	Mar. 31, 2017
Unsecured long-term loans and borrowings
Outstanding loan under credit facility	¥ 7,500
Unsecured Debt
Unsecured long-term loans and borrowings
Principal amount of credit facility		¥ 9,000
Outstanding loan under credit facility	¥ 7,500
Effective interest rate (as a percent)	5.70%